Share Capital - Additional Information (Detail) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2023 USD ($)	Dec. 15, 2021	Mar. 29, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Sep. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceed from issuance of shares					¥ 437,000,000	$ 67,000
Share schemes trust withheld amount							¥ (19,000,000)		¥ (105,000,000)		¥ (47,000,000)
Payments for repurchase of shares							3,127,000,000		3,479,000,000		134,000,000
Treasury shares							6,349,000,000		3,660,000,000
Repurchase of shares							3,045,000,000		3,561,000,000		134,000,000
Proceeds from sale or issue of treasury shares							75,000,000	$ 9,160
Repurchase of shares							3,045,000,000		3,561,000,000		134,000,000
Period Of shares repurchased	24 months
Issuance of ordinary shares					803,000,000	123,000
Business cooperation arrangements in turn of contents cooperation					¥ 365,000,000	$ 56,000
Lock up period of shares					3 years	3 years
Payments of cash in relation to put right							437,000,000	67,000
Equity-settled share-based compensation							365,000,000	$ 56,000
Expiry Of Puttable Ordinary Shares									535,000,000
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares							447,000,000			$ 553,000	19,000,000
Repurchase of shares							0
Repurchase of shares							0
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares							84,780,686		49,046,329		1,936,742
Repurchase of shares							¥ 84,780,686		¥ 49,046,329		¥ 1,936,742
Period Of shares repurchased		12 months	12 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $	$ 500,000			$ 1,000,000
Number of treasury shares to the grantees for the exercise of share options | shares							11,906,200	11,906,200	983,764	983,764
Share schemes trust withheld | shares							1,188,136	1,188,136	1,878,732	1,878,732	1,046,852
Share schemes trust withheld amount							¥ 19,000,000		¥ 105,000,000		¥ 47,000,000
Shares held for share scheme Trust | shares							53,270,922	53,270,922	16,297,722	16,297,722
Number of shares issued | shares													42,000,000
Class A Ordinary Shares in Form Of American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount												¥ 400,000,000
Puttable Odinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued | shares					24,757,517	24,757,517